DEPOSITS FOR NON-CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
DEPOSITS FOR NON-CURRENT ASSETS
Total non-current assets		¥ 5,645,476	¥ 5,245,134	$ 760,472
Capital addition purchase commitments
DEPOSITS FOR NON-CURRENT ASSETS
Commitments to purchase certain medical equipment		257,165	220,972	$ 32,038
Impairment loss on deposit assets		0	0		¥ 8,500
Write off for gross amount of deposits and allowance	$ 0	8,500
Total non-current assets		0	0
Principal amount		¥ 0	¥ 0